Condensed Statements of Cash Flows (Unaudited) (Q1) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)		$ 3,022,915	$ (1,183,957)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on Trust Account		(3,620)	(1,294)	$ (52,047)
Increase in deferred legal costs		2,112,194		8,186,101
Change in fair value of warrant liabilities		(4,358,333)	348,666	2,963,666
Change in fair value of forward purchase agreement liabilities		(2,664,000)		1,665,000
Offering costs allocated to warrants			719,201	719,201
Changes in current assets and current liabilities:
Prepaid assets		73,638	(529,047)	(237,871)
Accounts payable and accrued expenses	10,951	1,372,375	592,749	272,953
Due to related party		30,043		95,000
Net cash used in operating activities		(414,788)	(53,682)	(815,682)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(345,000,000)	(345,000,000)
Net cash used in investing activities			(345,000,000)	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Founder Shares			25,000	25,000
Proceeds from Initial Public Offering, net of underwriters' discount			338,100,000	338,100,000
Proceeds from issuance of Private Placement Warrants			8,900,000	8,900,000
Payments of offering costs			(521,631)	(1,205,550)
Net cash provided by financing activities			346,503,369	347,319,450
Net Change in Cash		(414,788)	1,449,687	1,503,768
Cash - Beginning		1,503,768
Cash - Ending		1,088,980	1,449,687	1,503,768
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of warrant liabilities			18,190,000	18,190,000
Deferred underwriters' discount payable charged to additional paid-in capital			12,075,000	12,075,000
Initial value of forward purchase agreement liabilities			$ 11,655,000	$ 11,655,000